LEASES AND SIMILAR ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of recognised finance lease as assets by lessee [abstract]
Disclosure of recognised finance lease as assets by lessee [text block]	Thousands of U.S. dollars Net carrying amount of asset 2020 2021 Tools and other tangible assets 9,518 14,384 Buildings 128,324 128,321 Total 137,842 142,705
Explanation of significant changes in net investment in finance lease [text block]
Assets
January
1, 2020
Additions/
(Disposals)
Reclassification
between

PPEQ
and right

-of-use
assets
Translation
difference
December
31, 2020
Right-of-use

assets
253,424 32,723 (1,331) (47,165) 237,651
(-) Accumulated

depreciation
(71,860) (47,256) 3,401 15,906 (99,809)
181,564 (14,533) 2,070 (31,259) 137,842
Assets
December
31, 2020
Additions/
(Disposals)
Translation
difference
December
31, 2021
Right-of-use

assets
237,651
18,852 (22,669)
233,833
(-) Accumulated

depreciation
(99,809) (2,562) 11,243 (91,128)
137,842 16,290 (11,426) 142,705